INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the net deferred income tax liability
Balance at beginning of year	$ (762.7)	$ (790.6)
Recognized in income as continuing operations	65.5	55.2
Recognized in other comprehensive income	(14.3)	(26.6)
Business acquisitions	(4.0)	(0.7)
Balance at end of year	$ (715.5)	$ (762.7)